Inventories (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 176,939	$ 171,373
Work in process	84,934	83,258
Finished goods	653,894	627,338
Health care supplies	160,799	154,840
Inventories	$ 1,076,566	$ 1,036,809